ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ADDITIONAL INFORMATION OF THE PARENT COMPANY
Net revenues	¥ 1,202,670	$ 174,371	¥ 720,768	¥ 415,514
General and administrative expenses	(201,007)	(29,143)	(236,713)	(76,553)
Foreign exchange (loss) gain	20,858	3,024	(13,275)	(25,696)
Other income, net	(2,161)	(313)	118	(828)
Equity in deficit of subsidiaries	(45)	(7)	(84)	(4)
Net Loss	(300,765)	(43,606)	(244,827)	(107,216)
Net loss attributable to ordinary shareholders	(747,184)	(108,331)	(2,456,157)	(107,216)
Comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(12,073)	(1,750)	9,083	(1,950)
Comprehensive loss	(312,838)	(45,356)	(235,744)	(109,166)
Parent company | Reportable legal entities
ADDITIONAL INFORMATION OF THE PARENT COMPANY
General and administrative expenses	(37,105)	(5,379)	(146,838)
Foreign exchange (loss) gain	2		(2,324)
Other income, net			34
Equity in deficit of subsidiaries	(263,662)	(38,227)	(95,699)	(107,216)
Net Loss	(300,765)	(43,606)	(244,827)	(107,216)
Deemed dividend	(446,419)	(64,725)	(2,211,330)
Net loss attributable to ordinary shareholders	(747,184)	(108,331)	(2,456,157)	(107,216)
Comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(12,073)	(1,750)	9,083	(1,950)
Comprehensive loss	¥ (312,838)	$ (45,356)	¥ (235,744)	¥ (109,166)